FAIR VALUE MEASUREMENTS - Vallon - Q1 - Derivative Liability Measurement Inputs (Details)	Mar. 31, 2023	Dec. 31, 2022	May 17, 2022
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input		1.333	1.308
Expected term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input		2.5	2.5
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input		0.000	0.000
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input		0.04240	0.02665
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.594	1.399
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Expected term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	2.5	2.5
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.000	0.000
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.0394	0.0432